Leases - Schedule of Future Minimum Lease Commitments (Details) - USD ($)	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
2019 (excluding the three months ended March 31, 2019)	$ 94,971		$ 162,716
2020	81,919		73,516
2021	36,365		31,481
2022 and thereafter	53,200
Total lease payments	266,456		315,910
Less imputed interest	(46,949)
Total	$ 219,507	$ 237,731